SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[1]	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 12,218			$ 0
Profit (loss) from discontinued operations	$ (2,238)	$ (778)

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.